Note 4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Investments, Fair Value Disclosure	$ 91,053,693	$ 70,882,334
Corporate Debt Securities
Investments, Fair Value Disclosure	298,273	233,088
US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	90,755,420	70,649,246
Fair Value, Inputs, Level 1
Investments, Fair Value Disclosure	298,273	233,088
Fair Value, Inputs, Level 1 | Corporate Debt Securities
Investments, Fair Value Disclosure	298,273	233,088
Fair Value, Inputs, Level 2
Investments, Fair Value Disclosure	90,755,420	70,649,246
Fair Value, Inputs, Level 2 | US States and Political Subdivisions Debt Securities
Investments, Fair Value Disclosure	$ 90,755,420	$ 70,649,246